Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies $ in Thousands	Jun. 30, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Commitments payments	$ 311,172
2023 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	102,447
2024-25 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	76,131
2026-27 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	66,304
2028-29 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	66,290
2022 Secured Note – interest [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	125,866
2022 Secured Note – interest [Member] | 2023 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	9,682
2022 Secured Note – interest [Member] | 2024-25 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	38,728
2022 Secured Note – interest [Member] | 2026-27 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	38,728
2022 Secured Note – interest [Member] | 2028-29 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	38,728
2023 Secured Note – interest [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	80,102
2023 Secured Note – interest [Member] | 2023 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments
2023 Secured Note – interest [Member] | 2024-25 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	28,466
2023 Secured Note – interest [Member] | 2026-27 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	25,818
2023 Secured Note – interest [Member] | 2028-29 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	25,818
Capital expenditure obligations [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	88,175
Capital expenditure obligations [Member] | 2023 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	82,033
Capital expenditure obligations [Member] | 2024-25 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	6,142
Capital expenditure obligations [Member] | 2026-27 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments
Capital expenditure obligations [Member] | 2028-29 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments
Flow-through share expenditures [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	9,737
Flow-through share expenditures [Member] | 2023 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	9,737
Flow-through share expenditures [Member] | 2024-25 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments
Flow-through share expenditures [Member] | 2026-27 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments
Flow-through share expenditures [Member] | 2028-29 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments
Mineral interests [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	5,441
Mineral interests [Member] | 2023 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	485
Mineral interests [Member] | 2024-25 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	1,652
Mineral interests [Member] | 2026-27 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	1,652
Mineral interests [Member] | 2028-29 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	1,652
Lease obligation [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	1,851
Lease obligation [Member] | 2023 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	510
Lease obligation [Member] | 2024-25 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	1,143
Lease obligation [Member] | 2026-27 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	106
Lease obligation [Member] | 2028-29 [Member]
Commitments and Contingencies (Details) [Line Items]
Commitments payments	$ 92